Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 1,781,700	$ 4,669,524
Loss from operations	(1,781,700)	(4,669,524)
Other income (expense):
Unrealized gain on marketable securities held in Trust Account	3,115	0
Earnings on marketable securities held in Trust Account	1,669	1,627,601
Change in fair value of warrant liability	5,653,850	6,724,150
Change in fair value of forward purchase units	(490,184)	194,950
Other income, net	5,168,450	8,546,701
Income before provision for income taxes	3,386,750	3,877,177
Provision for income taxes	0	(346,987)
Net Income	$ 3,386,750	$ 3,530,190
Class A Redeemable Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	8,890,071	17,674,483
Weighted average shares outstanding of redeemable, Diluted	8,890,071	17,674,483
Basic and diluted net income per share, redeemable, Basic	$ 1.03	$ 0.18
Basic and diluted net income (loss) per share, redeemable, Diluted	$ 1.03	$ 0.18
Non Redeemable Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of redeemable, Basic	5,750,000	5,750,000
Weighted average shares outstanding of redeemable, Diluted	5,750,000	5,750,000
Basic and diluted net income per share, redeemable, Basic	$ (1)	$ 0.05
Basic and diluted net income (loss) per share, redeemable, Diluted	$ (1)	$ 0.05